SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 6 –   SHAREHOLDERS’ EQUITY

As of December 31, 2019 and June 30, 2020, the Company’s share capital is composed of ordinary shares, as follows:

	Number of ordinary shares
	December 31,	June 30,
	2019	2020

Authorized share capital	500,000,000	500,000,000

Issued and paid-up share capital	171,269,528	296,508,550

	In USD and NIS
	December 31,	June 30,
	2019	2020

Authorized share capital (in NIS)	50,000,000	50,000,000

Issued and paid-up share capital (in NIS)	17,126,953	29,650,855

Issued and paid-up share capital (in USD)	4,691,734	8,280,633